Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts – beginning	$ (35)	$ (61)
Write-offs	25	37
Additions to allowance for doubtful accounts	(19)	(11)
Allowance for doubtful accounts – ending	$ (29)	$ (35)